Document and Entity Information	Mar. 16, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000944148
Document Type	8-K
Document Period End Date	Mar. 16, 2023
Entity Registrant Name	CBIZ, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-32961
Entity Tax Identification Number	22-2769024
Entity Address, Address Line One	6801 Brecksville Rd.
Entity Address, Address Line Two	Door N
Entity Address, City or Town	Independence
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	216
Local Phone Number	447-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock per value $0.01 per share
Trading Symbol	CBZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false